UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Floating Rate Master Series
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Floating Rate Master Series for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Floating Rate Master Series	$55	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin Floating Rate Master Series returned 7.37%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The Fund’s loan selection in leisure, chemical and service issuers contributed to relative results.
↑	Our overweight in Lower-Tier loans and underweight in upper-tier loans relative to the index benefited returns.
↑	Our underweight loan allocation to the food/tobacco and housing industries contributed to performance, as did our overweight loan allocation to the diversified media segment.

Top detractors from performance:
↓	Our cash exposure hindered performance, as did our allocation to equity received from prior restructurings.
↓	Our loan selection in health care, information technology and land transportation issuers detracted from results.
↓	Our underweight loan allocation in the telecommunication and cable/wireless video industries hindered performance, as did our overweight loan allocation to the land transportation segment.
Franklin Floating Rate Master Series	PAGE 1	4021-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Floating Rate Master Series 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Franklin Floating Rate Master Series	7.37	7.56	4.09
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Morningstar LSTA U.S. Leveraged Loan Index	7.50	7.23	5.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$470,621,365
Total Number of Portfolio Holdings*	292
Total Management Fee Paid	$2,327,314
Portfolio Turnover Rate	43.94%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Floating Rate Master Series	PAGE 2	4021-ATSR-0925

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Master Series	PAGE 3	4021-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $92,894 in July 31, 2024 and $88,392 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in July 31, 2024 and $2500 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $303,638 in July 31, 2024 and $377,023 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Floating Rate
Master Series
Financial Statements and Other Important Information
Annual |
July 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information -Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 31
Changes In and Disagreements with Accountants 32
Results of Meeting(s) of Shareholders 32
Remuneration Paid to Directors, Officers and Others 32
Board Approval of Management and Subadvisory Agreements 32

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.13 $7.13 $7.00 $7.38 $6.99
Income from investment operations
a
:
Net investment income
b
......................... 0.547 0.656 0.567 0.292 0.301
Net realized and unrealized gains (losses) ........... (0.042) 0.039 0.165 (0.341) 0.417
Total from investment operations .................... 0.505 0.695 0.732 (0.049) 0.718
Less distributions from:
Net investment income .......................... (0.603) (0.695) (0.602) (0.331) (0.328)
Net asset value, end of year ....................... $7.03 $7.13 $7.13 $7.00 $7.38
Total return .................................... 7.37% 10.10% 11.00% (0.73)% 10.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.56% 0.57% 0.61%
Expenses net of waiver and payments by affiliates ....... 0.53% 0.53% 0.53%
c
0.53%
c
0.53%
c
Net investment income ........................... 7.77% 9.12% 8.11% 4.01% 4.19%
Supplemental data
Net assets, end of year (000’s) ..................... $470,621 $514,936 $389,707 $616,607 $430,129
Portfolio turnover rate ............................ 43.94% 49.16% 11.36% 32.84% 74.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Schedule of Investments, July 31, 2025
Franklin Floating Rate Master Series
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Hotels, Restaurants & Leisure
a
24 Hour Fitness Worldwide, Inc. .................. United States 666,669 $ 24,667 0.00
†
a
Machinery
b
UTEX Industries, Inc. .......................... United States 120,386 5,802,834 1 .23
Oil, Gas & Consumable Fuels
a
Talos Energy, Inc. ............................. United States 213,184 1,822,723 0 .39
a
Total Common Stocks (Cost $ 15,538,992 ) ...............................
7,650,224 1 .62
Management Investment Companies
Capital Markets
c
Franklin Senior Loan ETF ....................... United States 112,166 2,723,390 0 .58
Invesco Senior Loan ETF ....................... United States 191,000 3,997,630 0 .85
6,721,020 1 .43
Total Management Investment Companies (Cost $ 6,846,783 ) ..............
6,721,020 1 .43
Warrants
a a a a a
Warrants
Machinery
a,b
UTEX Industries, Inc. , 12/05/25 ................... United States 321 1 0.00
†
Total Warrants (Cost $ – ) ...............................................
1 0.00
†
Principal
Amount
*
a
Corporate Bonds
Air Freight & Logistics
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 1,950,000 1,962,823 0 .42
Capital Markets
d
Jane Street Group / JSG Finance, Inc. , Senior Secured
Note , 144A, 6.125% , 11/01/32 .................. United States 1,668,000 1,656,181 0 .35
Chemicals
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,069,034 0 .23
Commercial Services & Supplies
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ............................. United States 500,000 524,654 0 .11
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29% , 4/15/29 ............................. United States 1,200,000 1,162,500 0 .25
1,687,154 0 .36
Containers & Packaging
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured
Note , 144A, 6.75% , 4/15/32 .................... United States 100,000 102,498 0 .02
Entertainment
d
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125% , 5/01/29 ............................. France 600,000 624,047 0 .13
Ground Transportation
d
Albion Financing 1 SARL / Aggreko Holdings, Inc. , Senior
Secured Note , 144A, 7% , 5/21/30 ............... Luxembourg 311,900 321,814 0 .07

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 500,000 $ 471,988 0 .10
793,802 0 .17
Health Care Equipment & Supplies
d
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 334,032 0 .07
Hotels, Restaurants & Leisure
d
Brightstar Lottery plc , Senior Secured Note , 144A, 5.25% ,
1/15/29 ................................... United States 400,000 397,213 0 .09
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,428,618 0 .30
Great Canadian Gaming Corp. / Raptor LLC ,
d
Senior Secured Note , 144A, 8.75% , 11/15/29 ....... Canada 1,150,000 1,126,877 0 .24
2,952,708 0 .63
Independent Power and Renewable Electricity Producers
d
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,088,729 0 .23
Insurance
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 505,809 0 .11
d
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 .............. United States 1,700,000 1,702,895 0 .36
Senior Secured Note , 144A, 6.5% , 10/01/31 ........ United States 1,500,000 1,523,661 0 .32
3,732,365 0 .79
IT Services
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5% , 6/01/31 .............................. United States 600,000 630,440 0 .14
Media
d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ............................. United States 100,000 104,034 0 .02
Passenger Airlines
d
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% ,
8/15/27 ................................... United States 1,200,000 1,200,431 0 .25
d
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,359,475 0 .29
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 472,324 472,189 0 .10
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5% , 10/20/25 .................... United States 39,552 39,458 0 .01
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 1,158,812 0 .25
4,230,365 0 .90
Personal Care Products
d
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .... United States 392,000 391,860 0 .08
Software
d
Cloud Software Group, Inc. , Secured Note , 144A, 9% ,
9/30/29 ................................... United States 1,100,000 1,139,150 0 .24

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services
d
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 $ 328,376 0 .07
Total Corporate Bonds (Cost $ 22,504,126 ) ...............................
22,827,598 4 .85
e
Senior Floating Rate Interests
f
Aerospace & Defense
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B1 , 6.356% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 430,342 431,917 0 .09
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B2 , 6.356% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 163,688 164,287 0 .04
Signia Aerospace LLC, First Lien, CME Term Loan ,
7.064% , ( 3-month SOFR + 2.75% ), 12/11/31 ....... United States 698,897 700,644 0 .15
TransDigm, Inc., First Lien, CME Term Loan, J , 6.796% ,
( 3-month SOFR + 2.5% ), 2/28/31 ................ United States 1,278,543 1,283,766 0 .27
2,580,614 0 .55
a a a a a a
f
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 8.81% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 2,972,523 2,981,649 0 .63
Rand Parent LLC, First Lien, CME Term Loan, B , 7.296% ,
( 3-month SOFR + 3% ), 3/18/30 ................. United States 2,579,640 2,558,397 0 .55
5,540,046 1 .18
a a a a a a
f
Automobile Components
Adient US LLC, First Lien, CME Term Loan, B2 , 6.606% ,
( 1-month SOFR + 2.25% ), 1/31/31 ............... United States 1,166,329 1,171,887 0 .25
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 6.856% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 582,688 583,562 0 .12
Clarios Global LP, First Lien, Amendment No. 6 Dollar
CME Term Loan , 7.106% , ( 1-month SOFR + 2.75% ),
1/28/32 ................................... United States 1,609,724 1,612,066 0 .34
g
DexKo Global, Inc., First Lien, 2023 Incremental CME
Term Loan , 8.606% , ( 1-month SOFR + 4.25% ),
10/04/28 .................................. United States 1,288,816 1,241,774 0 .26
DexKo Global, Inc., First Lien, Closing Date Dollar
CME Term Loan , 8.221% , ( 1-month SOFR + 3.75% ),
10/04/28 .................................. United States 1,413,817 1,351,482 0 .29
First Brands Group LLC, First Lien, 2021 CME Term
Loan , 9.57% , ( 3-month SOFR + 5% ), 3/30/27 ....... United States 2,237,469 2,199,913 0 .47
First Brands Group LLC, First Lien, 2022-2 Incremental
CME Term Loan , 9.57% , ( 3-month SOFR + 5% ),
3/30/27 ................................... United States 2,298,000 2,255,395 0 .48
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , 13.041% , ( 3-month SOFR + 8.5% ), 3/30/28 ... United States 1,871,447 1,768,517 0 .38
12,184,596 2 .59
a a a a a a
Beverages
f
Primo Brands Corp., First Lien, 2025 Refinancing CME
Term Loan , 6.546% , ( 3-month SOFR + 2.25% ), 3/31/28 United States 1,687,280 1,693,143 0 .36
f
Broadline Retail
Peer Holding III BV, First Lien, CME Term Loan, B4B ,
6.796% , ( 3-month SOFR + 2.5% ), 10/28/30 ........ Netherlands 119,395 119,805 0 .03
Peer Holding III BV, First Lien, CME Term Loan, B5B ,
6.796% , ( 3-month SOFR + 2.5% ), 7/01/31 ......... Netherlands 1,699,402 1,706,047 0 .36
1,825,852 0 .39
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Building Products
g
Chariot Buyer LLC, First Lien, CME Term Loan, B ,
6.884% , ( 12-month SOFR + 3% ), 7/22/32 .......... United States 491,228 $ 491,636 0 .10
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 8.842% , ( 1-month SOFR + 4.5% ), 5/15/31 .. United States 815,753 708,347 0 .15
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 7.692% , ( 1-month SOFR + 3.25% ),
4/12/28 ................................... United States 1,313,642 1,204,807 0 .25
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 7.106% , ( 1-month SOFR + 2.75% ), 3/28/31 United States 1,533,611 1,537,636 0 .33
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.606% , ( 1-month SOFR + 2.25% ), 4/14/31 ........ United States 1,440,117 1,440,815 0 .31
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
6.606% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 1,842,172 1,844,917 0 .39
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 ,
6.606% , ( 1-month SOFR + 2.25% ), 2/10/32 ........ United States 1,265,793 1,266,268 0 .27
8,494,426 1 .80
a a a a a a
f
Capital Markets
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing
CME Term Loan, B , 7.322% , ( 1-month SOFR + 3% ),
7/31/28 ................................... United States 2,247,787 2,249,248 0 .48
Aretec Group, Inc., First Lien, CME Term Loan, B3 ,
7.856% , ( 1-month SOFR + 3.5% ), 8/09/30 ......... United States 1,265,541 1,269,495 0 .27
Ascensus Holdings, Inc., First Lien, 2024 CME Term
Loan, B , 7.356% , ( 1-month SOFR + 3% ), 8/02/28 .... United States 1,669,694 1,673,418 0 .36
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
CME Term Loan , 8.046% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 1,449,130 1,438,522 0 .31
Edelman Financial Engines Center LLC (The), First Lien,
Initial CME Term Loan , 7.327% , ( 1-month SOFR + 3% ),
4/07/28 ................................... United States 1,505,895 1,509,863 0 .32
Edelman Financial Engines Center LLC (The), Second
Lien, 2024 Refinancing CME Term Loan , 9.606% ,
( 1-month SOFR + 5.25% ), 10/20/28 .............. United States 1,300,000 1,310,289 0 .28
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.296% , ( 3-month SOFR + 3% ), 3/05/29 .......... United States 1,183,515 1,184,196 0 .25
GIH Borrower LLC, First Lien, CME Term Loan, B ,
6.796% , ( 3-month SOFR + 2.5% ), 11/26/31 ........ United States 470,079 472,018 0 .10
GTCR Everest Borrower LLC, First Lien, 2025 Initial CME
Term Loan , 7.064% , ( 3-month SOFR + 2.75% ), 9/05/31 United States 693,035 694,279 0 .15
Jane Street Group LLC, First Lien, Extended CME Term
Loan , 6.333% , ( 3-month SOFR + 2% ), 12/15/31 ..... United States 1,646,157 1,640,865 0 .35
g
Orion US Finco, First Lien, CME Term Loan , 7.325% ,
( 12-month SOFR + 3.5% ), 5/21/32 ............... United States 1,848,035 1,858,818 0 .39
h
Russell Investments US Institutional Holdco, Inc., First
Lien, 2027 CME Term Loan , PIK, 9.308% , ( 3-month
SOFR + 5% ), 5/28/27 ......................... United States 2,545,152 2,471,873 0 .52
17,772,884 3 .78
a a a a a a
f
Chemicals
Hexion Holdings Corp., First Lien, 2024 Refinancing CME
Term Loan , 8.34% , ( 1-month SOFR + 4% ), 3/15/29 .. United States 1,720,666 1,718,300 0 .37
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 11.894% , ( 1-month SOFR + 7.438% ), 3/15/30 .. United States 2,344,784 2,321,336 0 .49
INEOS US Finance LLC, First Lien, 2030 Dollar CME
Term Loan , 7.606% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 510,939 475,970 0 .10
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 8.706% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,514,954 1,418,376 0 .30

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Chemicals (continued)
Lummus Technology Holdings V LLC, First Lien,
Amendment No. 2 Refinancing CME Term Loan, B ,
7.356% , ( 1-month SOFR + 3% ), 12/31/29 .......... United States 812,833 $ 815,519 0 .17
Nouryon Finance BV, First Lien, November 2024 Dollar
CME Term Loan, B1 , 7.51% , ( 3-month SOFR + 3.25% ),
4/03/28 ................................... Netherlands 1,171,610 1,173,443 0 .25
SCIH Salt Holdings, Inc., First Lien, Incremental CME
Term Loan, B1 , 7.287% , ( 3-month SOFR + 3% ),
1/31/29 ................................... United States 2,038,562 2,044,239 0 .44
Vibrantz Technologies, Inc., First Lien, Initial CME Term
Loan , 8.728% , ( 3-month SOFR + 4.25% ), 4/23/29 ... United States 1,208,656 1,025,345 0 .22
10,992,528 2 .34
a a a a a a
f
Commercial Services & Supplies
Allied Universal Holdco LLC, First Lien, Initial USD CME
Term Loan , 8.206% , ( 1-month SOFR + 3.75% ), 5/12/28 United States 3,799,333 3,811,890 0 .81
Aramark Services, Inc., First Lien, CME Term Loan, B8 ,
6.356% , ( 1-month SOFR + 2% ), 6/24/30 .......... United States 314,650 315,521 0 .07
Madison IAQ LLC, First Lien, 2025 Incremental CME
Term Loan , 7.452% , ( 6-month SOFR + 3.25% ), 5/06/32 United States 1,500,000 1,508,160 0 .32
Madison IAQ LLC, First Lien, Initial CME Term Loan ,
6.702% , ( 6-month SOFR + 2.5% ), 6/21/28 ......... United States 1,777,949 1,781,087 0 .38
Neptune Bidco US, Inc., First Lien, Dollar CME Term
Loan, B , 9.429% , ( 3-month SOFR + 5% ), 4/11/29 .... United States 3,116,081 3,001,658 0 .64
PG Polaris BidCo SARL, First Lien, Initial CME Term
Loan , 7.046% , ( 3-month SOFR + 2.75% ), 3/26/31 ... Luxembourg 1,164,311 1,169,550 0 .25
Pitney Bowes, Inc., First Lien, CME Term Loan, B ,
8.106% , ( 1-month SOFR + 3.75% ), 3/19/32 ........ United States 2,593,500 2,599,984 0 .55
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 6.129% , ( 6-month
SOFR + 2% ), 10/15/30 ........................ United States 1,377,235 1,378,668 0 .29
Reworld Holding Corp., First Lien, CME Term Loan, B ,
6.601% , ( 1-month SOFR + 2.25% ), 11/30/28 ....... United States 451,038 452,166 0 .10
Reworld Holding Corp., First Lien, CME Term Loan, C ,
6.601% , ( 1-month SOFR + 2.25% ), 11/30/28 ....... United States 25,010 25,072 0.00
†
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
8.577% , ( 3-month SOFR + 4% ), 3/06/28 .......... United States 3,823,957 3,391,371 0 .72
19,435,127 4 .13
a a a a a a
Communications Equipment
f
Delta Topco, Inc., First Lien, Fourth Amendment
Refinancing CME Term Loan , 7.074% , ( 3-month SOFR
+ 2.75% ), 11/30/29 ........................... United States 2,955,126 2,951,639 0 .63
f
Construction & Engineering
Artera Services LLC, First Lien, CME Term Loan, C ,
8.796% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 807,955 673,988 0 .15
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 8.776% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 1,856,465 1,561,761 0 .33
Chromalloy Corp., First Lien, CME Term Loan , 8.042% ,
( 3-month SOFR + 3.75% ), 3/27/31 ............... United States 857,909 861,242 0 .18
DG Investment Intermediate Holdings 2, Inc., First Lien,
Closing Date Initial CME Term Loan , 8.088% , ( 1-month
SOFR + 3.75% ), 7/09/32 ...................... United States 295,302 296,502 0 .06
Red SPV LLC, First Lien, Initial CME Term Loan , 6.59% ,
( 1-month SOFR + 2.25% ), 3/15/32 ............... United Kingdom 897,163 899,406 0 .19

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Construction & Engineering (continued)
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 6.578% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 382,121 $ 382,785 0 .08
4,675,684 0 .99
a a a a a a
Consumer Finance
f
Shift4 Payments LLC, First Lien, Amendment No. 2 CME
Term Loan , 7.048% , ( 3-month SOFR + 2.75% ), 6/30/32 United States 577,939 582,395 0 .12
Consumer Staples Distribution & Retail
f ,g
Boots Group Bidco Ltd. (The), First Lien, CME Term
Loan , 7.384% , ( 12-month SOFR + 3.5% ), 7/16/32 ... United Kingdom 401,384 401,637 0 .09
f
Containers & Packaging
Charter Next Generation, Inc., First Lien, 2024
Replacement CME Term Loan , 7.086% , ( 1-month
SOFR + 2.75% ), 11/29/30 ..................... United States 3,536,597 3,548,851 0 .75
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Closing Date CME Term Loan, B , 7.606% ,
( 1-month SOFR + 3.25% ), 4/01/32 ............... United States 2,323,904 2,324,915 0 .49
g ,i
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Delayed Draw CME Term Loan, B , 7.606% ,
( 1-month SOFR + 3.25% ), 4/01/32 ............... United States 1,219 1,219 0.00
†
Klockner Pentaplast of America, Inc., First Lien, USD
CME Term Loan, B , 9.227% , ( 6-month SOFR +
4.725% ), 2/09/26 ............................ Luxembourg 2,515,925 2,315,985 0 .49
Mauser Packaging Solutions Holding Co., First Lien,
Initial CME Term Loan , 7.322% , ( 1-month SOFR + 3% ),
4/15/27 ................................... United States 1,011,235 1,012,767 0 .22
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term
Loan, B , 8.32% , ( 3-month SOFR + 4% ), 9/15/28 ..... United States 1,247,715 1,253,173 0 .27
10,456,910 2 .22
a a a a a a
f
Distributors
BCPE Empire Holdings, Inc., First Lien, Amendment
No. 8 Incremental CME Term Loan , 7.606% , ( 1-month
SOFR + 3.25% ), 12/11/30 ..................... United States 1,544,225 1,545,391 0 .33
Core & Main LP, First Lien, CME Term Loan, E , 6.27% ,
( 6-month SOFR + 2% ), 2/10/31 ................. United States 519,757 522,031 0 .11
Verde Purchaser LLC, First Lien, Second Refinancing
CME Term Loan , 8.296% , ( 3-month SOFR + 4% ),
11/30/30 .................................. United States 3,081,966 3,098,346 0 .66
5,165,768 1 .10
a a a a a a
f
Diversified Consumer Services
Ascend Learning LLC, First Lien, Initial CME Term Loan ,
7.356% , ( 1-month SOFR + 3% ), 12/11/28 .......... United States 1,434,934 1,437,237 0 .31
Ascend Learning LLC, Second Lien, Initial CME Term
Loan , 10.206% , ( 1-month SOFR + 5.75% ), 12/10/29 . United States 995,008 996,874 0 .21
KUEHG Corp., First Lien, CME Term Loan , 7.041% ,
( 3-month SOFR + 2.75% ), 6/12/30 ............... United States 1,138,956 1,141,451 0 .24
Learning Care Group US No. 2, Inc., First Lien, CME
Term Loan, B , 8.315% , ( 3-month SOFR + 4% ), 8/11/28 United States 398,906 399,737 0 .09
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 7.333% , ( 3-month SOFR
+ 3% ), 5/04/28 .............................. United States 1,143,914 1,146,654 0 .24
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term
Loan , 7.606% , ( 1-month SOFR + 3.25% ), 12/07/28 .. United States 556,812 555,617 0 .12
Spring Education Group, Inc., First Lien, CME Term Loan ,
8.296% , ( 3-month SOFR + 4% ), 9/30/30 .......... United States 463,506 467,024 0 .10

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
6.856% , ( 1-month SOFR + 2.5% ), 1/30/31 ......... United States 625,048 $ 624,461 0 .13
6,769,055 1 .44
a a a a a a
f
Diversified Telecommunication Services
Zayo Group Holdings, Inc., First Lien, 2022 Incremental
CME Term Loan , 8.531% , ( 1-month SOFR + 4.175% ),
3/09/27 ................................... United States 1,089,508 1,062,276 0 .23
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 7.471% , ( 1-month SOFR + 3% ), 3/09/27 . United States 1,623,553 1,571,704 0 .33
2,633,980 0 .56
a a a a a a
f
Electric Utilities
g
Alpha Generation LLC, First Lien, Initial CME Term Loan,
B , 6.356% , ( 1-month SOFR + 2% ), 9/30/31 ........ United States 1,000,000 999,935 0 .21
Hamilton Projects Acquiror LLC, First Lien, Initial CME
Term Loan , 6.856% , ( 1-month SOFR + 2.5% ), 5/30/31 United States 528,741 530,970 0 .12
1,530,905 0 .33
a a a a a a
f
Electrical Equipment
Indicor LLC, First Lien, Dollar CME Term Loan, D ,
7.046% , ( 3-month SOFR + 2.75% ), 11/22/29 ....... United States 786,803 789,140 0 .17
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.579% , ( 1-month SOFR + 2.25% ), 1/27/31 ........ United States 1,499,143 1,501,894 0 .32
2,291,034 0 .49
a a a a a a
f
Electronic Equipment, Instruments & Components
Coherent Corp., First Lien, CME Term Loan, B2 , 6.356% ,
( 1-month SOFR + 2% ), 7/02/29 ................. United States 308,275 309,508 0 .06
MX Holdings US, Inc., First Lien, Senior USD CME Term
Loan, B , 6.577% , ( 1-month SOFR + 2.25% ), 3/17/32 . United States 408,082 410,506 0 .09
720,014 0 .15
a a a a a a
f
Entertainment
Banijay Entertainment SAS, First Lien, CME Term Loan,
B3 , 7.072% , ( 1-month SOFR + 2.75% ), 3/01/28 ..... France 615,438 617,555 0 .13
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
7.221% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 1,100,769 1,093,262 0 .23
UFC Holdings LLC, First Lien, CME Term Loan, B4 ,
6.571% , ( 3-month SOFR + 2.25% ), 11/21/31 ....... United States 4,117,008 4,133,187 0 .88
5,844,004 1 .24
a a a a a a
f
Financial Services
Belfor Holdings, Inc., First Lien, CME Term Loan, B3 ,
7.356% , ( 1-month SOFR + 3% ), 11/01/30 .......... United States 1,182,349 1,187,528 0 .25
Boost Newco Borrower LLC, First Lien, CME Term Loan,
B2 , 6.296% , ( 3-month SOFR + 2% ), 1/31/31 ....... United States 5,167,316 5,181,862 1 .10
g
GC Ferry Acquisition I, Inc., First Lien, CME Term Loan ,
7.566% , ( 12-month SOFR + 3.5% ), 6/02/32 ........ United States 1,613,480 1,592,053 0 .34
g
Hudson River Trading LLC, First Lien, CME Term Loan,
B1 , 7.343% , ( 1-month SOFR + 3% ), 3/18/30 ....... United States 1,386,634 1,391,854 0 .30
g
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B ,
7.51% , ( 3-month SOFR + 3.25% ), 7/03/31 ......... United States 1,632,743 1,637,282 0 .35
g
Osaic Holdings, Inc., First Lien, CME Term Loan , 7.384% ,
( 12-month SOFR + 3.5% ), 7/19/32 ............... United States 2,313,942 2,317,563 0 .49

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Financial Services (continued)
Priority Holdings LLC, First Lien, CME Term Loan, B ,
8.106% , ( 1-month SOFR + 3.75% ), 7/30/32 ........ United States 1,056,958 $ 1,060,425 0 .22
14,368,567 3 .05
a a a a a a
f
Food Products
g
Froneri International Ltd., First Lien, CME Term Loan ,
6.594% , ( 12-month SOFR + 2.5% ), 7/16/32 ........ United Kingdom 796,892 796,247 0 .17
Nourish Buyer I, Inc., First Lien, Initial CME Term Loan ,
8.829% , ( 3-month SOFR + 4.5% ), 7/08/32 ......... United States 487,342 487,342 0 .10
Simply Good Foods USA, Inc., First Lien, Initial CME
Term Loan , 6.356% , ( 1-month SOFR + 2% ), 3/17/27 . United States 82,826 83,447 0 .02
1,367,036 0 .29
a a a a a a
f
Ground Transportation
Aggreko Holdings, Inc., First Lien, 2025 Amended USD
CME Term Loan , 7.316% , ( 1-month SOFR + 3% ),
5/21/31 ................................... United Kingdom 1,185,445 1,193,002 0 .25
First Student Bidco, Inc., First Lien, CME Term Loan, B ,
6.796% , ( 3-month SOFR + 2.5% ), 7/21/28 ......... United States 1,747,504 1,752,152 0 .37
First Student Bidco, Inc., First Lien, CME Term Loan, B2 ,
6.796% , ( 3-month SOFR + 2.5% ), 7/21/28 ......... United States 1,105,471 1,108,864 0 .24
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, C , 6.796% , ( 3-month SOFR + 2.5% ), 7/21/28 .. United States 535,746 537,171 0 .11
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 7.606% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 2,258,403 2,252,057 0 .48
h
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK,
6.057% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 2,477,432 1,451,638 0 .31
h
LaserShip, Inc., First Lien, CME Term Loan, D , PIK,
6.057% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 1,794,003 509,397 0 .11
Savage Enterprises LLC, First Lien, CME Term Loan, B ,
6.384% , ( 12-month SOFR + 2.5% ), 7/30/32 ........ United States 236,910 237,503 0 .05
Savage Enterprises LLC, First Lien, Refinancing CME
Term Loan , 7.077% , ( 1-month SOFR + 2.75% ), 9/15/28 United States 368,711 369,812 0 .08
WWEX Uni Topco Holdings LLC, First Lien, Initial CME
Term Loan , 8.296% , ( 3-month SOFR + 4% ), 7/26/28 . United States 1,480,818 1,481,744 0 .31
10,893,340 2 .31
a a a a a a
f
Health Care Equipment & Supplies
Bausch + Lomb Corp., First Lien, Third Amendment CME
Term Loan , 8.606% , ( 1-month SOFR + 4.25% ), 1/15/31 United States 563,636 566,736 0 .12
Medline Borrower LP, First Lien, 2028 Refinancing CME
Term Loan , 6.356% , ( 1-month SOFR + 2% ), 10/23/28 United States 5,920,421 5,932,351 1 .26
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.), First Lien, CME Term Loan , 9.046% ,
( 3-month SOFR + 4.75% ), 12/15/27 .............. United States 1,727,814 1,735,157 0 .37
8,234,244 1 .75
a a a a a a
f
Health Care Providers & Services
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 7.846% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 2,392,907 2,240,360 0 .48
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 8.221% , ( 1-month SOFR + 3.75% ), 12/23/27 .. United States 1,457,789 1,370,927 0 .29
ADMI Corp., First Lien, CME Term Loan, B5 , 10.106% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 332,597 322,786 0 .07
Aveanna Healthcare LLC, First Lien, 2021 Extended CME
Term Loan , 8.183% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 4,192,093 4,144,932 0 .88

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Health Care Providers & Services (continued)
Charlotte Buyer, Inc., First Lien, Second Refinancing
CME Term Loan , 8.596% , ( 1-month SOFR + 4.25% ),
2/11/28 ................................... United States 3,263,182 $ 3,265,238 0 .69
CNT Holdings I Corp., First Lien, 2025 Replacement CME
Term Loan , 6.78% , ( 3-month SOFR + 2.5% ), 11/08/32 United States 2,388,615 2,395,780 0 .51
Concentra Health Services, Inc., First Lien, CME Term
Loan, B1 , 6.356% , ( 1-month SOFR + 2% ), 7/28/31 ... United States 306,156 308,166 0 .07
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 8.558% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 1,380,935 1,223,854 0 .26
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME
Term Loan , 7.82% , ( 3-month SOFR + 3.5% ), 5/19/31 . United States 1,099,618 1,095,841 0 .23
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
8.068% , ( 3-month SOFR + 3.75% ), 5/19/31 ........ United States 3,383,000 3,381,951 0 .72
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 7.808% , ( 3-month SOFR + 3.5% ), 11/01/28 ... United States 1,436,126 797,646 0 .17
MPH Acquisition Holdings LLC, First Lien, Exchange
First Out CME Term Loan , 8.058% , ( 3-month SOFR +
3.75% ), 12/31/30 ............................ United States 251,313 250,685 0 .05
MPH Acquisition Holdings LLC, First Lien, Second Out
CME Term Loan , 9.17% , ( 3-month SOFR + 4.6% ),
12/31/30 .................................. United States 586,983 526,635 0 .11
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan , 8.171% , ( 1-month SOFR + 3.75%; 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 1,961,675 1,916,655 0 .41
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan, C , 8.146% , ( 3-month SOFR + 3.75% ),
3/02/28 ................................... United States 68,346 66,777 0 .02
Paradigm Parent LLC, Initial CME Term Loan , 8.822% ,
( 3-month SOFR + 4.5% ), 4/16/32 ................ United States 2,315,385 2,109,894 0 .45
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A ,
9.308% , ( 3-month SOFR + 5% ), 6/30/28 .......... United States 766,474 772,380 0 .16
h
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B ,
PIK, 9.28% , ( 3-month SOFR + 5% ), 6/30/28 ........ United States 2,427,178 1,982,397 0 .42
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 ,
6.856% , ( 1-month SOFR + 2.5% ), 2/21/31 ......... United States 957,720 959,842 0 .20
Surgery Center Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.106% , ( 1-month SOFR
+ 2.75% ), 12/19/30 .......................... United States 281,339 282,585 0 .06
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 8.687% , ( 1-month SOFR + 4.25% ), 10/02/28 .. United States 1,568,502 1,555,107 0 .33
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 6.606% , ( 1-month SOFR + 2.25% ), 10/22/29 .. United States 873,717 877,361 0 .19
31,847,799 6 .77
a a a a a a
f
Health Care Technology
AthenaHealth Group, Inc., First Lien, Initial CME Term
Loan , 7.106% , ( 1-month SOFR + 2.75% ), 2/15/29 ... United States 4,585,080 4,587,143 0 .97
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term
Loan , 7.079% , ( 1-month SOFR + 2.75% ), 3/26/32 ... United States 1,200,000 1,198,998 0 .26
Cotiviti, Inc., First Lien, New CME Term Loan, B , 7.079% ,
( 1-month SOFR + 2.75% ), 5/01/31 ............... United States 1,851,633 1,849,133 0 .39
7,635,274 1 .62
a a a a a a
f
Hotels, Restaurants & Leisure
Bally's Corp., First Lien, CME Term Loan, B , 7.844% ,
( 3-month SOFR + 3.25% ), 10/02/28 .............. United States 545,048 536,758 0 .11

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 6.606% , ( 1-month SOFR + 2.25% ),
2/06/30 ................................... United States 1,821,569 $ 1,822,899 0 .39
Entain plc, First Lien, CME Term Loan, B3 , 7.016% ,
( 6-month SOFR + 2.75% ), 10/31/29 .............. United Kingdom 1,016,129 1,019,096 0 .22
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 7.577% , ( 1-month SOFR + 3.25% ), 1/29/29 . United States 1,991,685 1,995,618 0 .42
Flutter Financing BV, First Lien, 2024 Refinancing CME
Term Loan, B , 6.046% , ( 3-month SOFR + 1.75% ),
12/02/30 .................................. Ireland 1,320,877 1,318,565 0 .28
Flynn Restaurant Group LP, First Lien, 2025 CME Term
Loan , 8.077% , ( 1-month SOFR + 3.75% ), 1/28/32 ... United States 3,727,560 3,735,340 0 .79
Golden State Foods LLC, First Lien, Initial CME Term
Loan , 8.586% , ( 1-month SOFR + 4.25% ), 12/04/31 .. United States 841,123 846,708 0 .18
Great Canadian Gaming Corp., First Lien, CME Term
Loan, B , 9.074% , ( 3-month SOFR + 4.75% ), 11/01/29 Canada 1,142,356 1,117,367 0 .24
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 6.356% , ( 1-month SOFR + 2% ),
8/02/28 ................................... United States 919,972 920,676 0 .20
IRB Holding Corp., First Lien, 2024 Second Replacement
CME Term Loan, B , 6.856% , ( 1-month SOFR + 2.5% ),
12/15/27 .................................. United States 3,990,738 3,994,150 0 .85
Light & Wonder International, Inc., First Lien, CME Term
Loan, B2 , 6.593% , ( 1-month SOFR + 2.25% ), 4/16/29 United States 1,664,590 1,670,416 0 .36
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
8.546% , ( 3-month SOFR + 4.25% ), 8/01/30 ........ Canada 2,029,122 2,021,513 0 .43
Penn Entertainment, Inc., First Lien, CME Term Loan, B ,
6.856% , ( 1-month SOFR + 2.5% ), 5/03/29 ......... United States 1,330,360 1,335,968 0 .28
g
Sabre GLBL, Inc., First Lien, CME Term Loan, B , 8.706% ,
( 1-month SOFR + 4.25% ), 6/30/28 ............... United States 2,185,032 2,181,754 0 .46
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 7.286% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 1,702,331 1,703,557 0 .36
Whatabrands LLC, First Lien, 2024-2 Refinancing CME
Term Loan. B , 6.827% , ( 1-month SOFR + 2.5% ),
8/03/28 ................................... United States 1,643,254 1,645,448 0 .35
27,865,833 5 .92
a a a a a a
Household Durables
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
7.546% , ( 3-month SOFR + 3.25% ), 1/16/32 ........ Netherlands 1,424,020 1,426,690 0 .30
f
Independent Power and Renewable Electricity Producers
Calpine Construction Finance Co. LP, First Lien,
Refinancing CME Term Loan , 6.356% , ( 1-month SOFR
+ 2% ), 7/19/30 .............................. United States 796,000 797,476 0 .17
Calpine Corp., First Lien, 2024 CME Term Loan , 6.106% ,
( 1-month SOFR + 1.75% ), 1/31/31 ............... United States 995,000 996,274 0 .21
Talen Energy Supply LLC, First Lien, 2024-1 Incremental
CME Term Loan, B , 6.808% , ( 3-month SOFR + 2.5% ),
12/11/31 .................................. United States 321,256 322,385 0 .07
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 6.808% , ( 3-month SOFR + 2.5% ), 5/17/30 .. United States 3,213,090 3,224,641 0 .68
5,340,776 1 .13
a a a a a a
f
Insurance
Acrisure LLC, First Lien, 2025 Refinancing CME Term
Loan, B , 7.606% , ( 1-month SOFR + 3.25% ), 6/21/32 . United States 525,547 527,518 0 .11

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Insurance (continued)
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.356% ,
( 1-month SOFR + 3% ), 11/06/30 ................ United States 3,570,577 $ 3,575,593 0 .76
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 7.103% , ( 1-month SOFR + 2.75% ), 9/19/31 United States 4,397,234 4,402,511 0 .94
AmWINS Group, Inc., First Lien, Initial CME Term Loan ,
6.606% , ( 1-month SOFR + 2.25% ), 1/30/32 ........ United States 1,316,952 1,319,395 0 .28
AssuredPartners, Inc., First Lien, 2024 CME Term Loan ,
7.858% , ( 1-month SOFR + 3.5% ), 2/14/31 ......... United States 7,760,848 7,785,450 1 .65
Asurion LLC, First Lien, New CME Term Loan, B10 ,
8.456% , ( 1-month SOFR + 4% ), 8/21/28 .......... United States 962,052 955,779 0 .20
Asurion LLC, First Lien, New CME Term Loan, B11 ,
8.706% , ( 1-month SOFR + 4.25% ), 8/21/28 ........ United States 1,130,978 1,122,258 0 .24
Asurion LLC, Second Lien, New CME Term Loan, B3 ,
9.721% , ( 1-month SOFR + 5.25% ), 1/31/28 ........ United States 2,652,263 2,558,002 0 .54
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
9.721% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 3,248,036 3,062,297 0 .65
BroadStreet Partners, Inc., First Lien, 2024 CME Term
Loan, B , 7.106% , ( 1-month SOFR + 2.75% ), 6/16/31 . United States 896,050 897,726 0 .19
g
Broadstreet Partners, Inc., First Lien, CME Term Loan,
B4 , 6.844% , ( 12-month SOFR + 2.75% ), 6/13/31 .... United States 226,415 226,838 0 .05
HUB International Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.825% , ( 3-month SOFR + 2.5% ), 6/20/30 United States 6,882,791 6,899,069 1 .47
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 7.327% , ( 1-month SOFR + 3% ),
7/31/31 ................................... United States 5,696,287 5,709,731 1 .21
Truist Insurance Holdings LLC, First Lien, CME Term
Loan, B , 7.046% , ( 3-month SOFR + 2.75% ), 5/06/31 . United States 1,904,248 1,908,608 0 .41
40,950,775 8 .70
a a a a a a
f
IT Services
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 8.808% , ( 3-month SOFR + 4.5% ), 8/15/29 .... United States 1,622,863 1,321,928 0 .28
Fortress Intermediate 3, Inc., First Lien, CME Term Loan,
B , 7.322% , ( 1-month SOFR + 3% ), 6/27/31 ........ United States 1,962,389 1,968,521 0 .42
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.396% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,413,010 1,395,793 0 .29
MH Sub I LLC, First Lien, 2024 December New CME
Term Loan , 8.606% , ( 1-month SOFR + 4.25% ),
12/31/31 .................................. United States 3,765,711 3,375,282 0 .72
8,061,524 1 .71
a a a a a a
f
Machinery
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
8.829% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 1,271,710 1,252,749 0 .27
Crosby US Acquisition Corp., First Lien, Amendment No.
4 Replacement CME Term Loan , 7.856% , ( 1-month
SOFR + 3.5% ), 8/16/29 ....................... United States 823,620 829,130 0 .18
Filtration Group Corp., First Lien, 2025 Incremental Dollar
CME Term Loan , 7.327% , ( 1-month SOFR + 3% ),
10/23/28 .................................. United States 3,283,800 3,295,343 0 .70
Madison Safety & Flow LLC, First Lien, 2025 Incremental
CME Term Loan , 7.108% , ( 1-month SOFR + 2.75% ),
9/26/31 ................................... United States 994,987 1,000,584 0 .21
Pro Mach Group, Inc., First Lien, Amendment No. 5
Refinancing CME Term Loan , 7.077% , ( 1-month SOFR
+ 2.75% ), 8/31/28 ........................... United States 1,973,204 1,980,889 0 .42

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Machinery (continued)
TK Elevator Midco GmbH, First Lien, CME Term Loan,
B1 , 7.237% , ( 3-month SOFR + 3% ), 4/30/30 ....... Germany 1,912,766 $ 1,925,438 0 .41
10,284,133 2 .19
a a a a a a
f
Media
Cengage Learning, Inc., First Lien, 2024 Refinancing
CME Term Loan , 7.853% , ( 1-month SOFR + 3.5% ),
3/24/31 ................................... United States 800,396 801,124 0 .17
g
CMG Media Corp., First Lien, CME Term Loan , 7.896% ,
( 3-month SOFR + 3.5% ), 6/18/29 ................ United States 1,900,000 1,860,100 0 .40
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 9.82% , ( 3-month SOFR + 5.25% ),
8/02/29 ................................... United States 199,615 198,339 0 .04
Gray Media, Inc., First Lien, CME Term Loan, D , 7.443% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 406,663 406,777 0 .09
iHeartCommunications, Inc., First Lien, Refinanced CME
Term Loan, B , 10.246% , ( 1-month SOFR + 5.775% ),
5/01/29 ................................... United States 2,773,896 2,301,460 0 .49
McGraw-Hill Education, Inc., First Lien, CME Term Loan,
B , 7.606% , ( 1-month SOFR + 3.25% ), 8/06/31 ...... United States 436,184 437,718 0 .09
6,005,518 1 .28
a a a a a a
f
Oil, Gas & Consumable Fuels
EPIC Crude Services LP, First Lien, CME Term Loan ,
7.697% , ( 12-month SOFR + 3.5% ), 10/15/31 ....... United States 1,117,000 1,124,479 0 .24
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 6.856% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,251,560 1,258,825 0 .27
2,383,304 0 .51
a a a a a a
Paper & Forest Products
f
Glatfelter Corp., First Lien, CME Term Loan , 8.583% ,
( 3-month SOFR + 4.25% ), 11/04/31 .............. United States 995,000 990,647 0 .21
f
Passenger Airlines
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental
CME Term Loan , 7.575% , ( 3-month SOFR + 3.25% ),
5/28/32 ................................... United States 482,661 486,583 0 .10
g
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan ,
6.575% , ( 3-month SOFR + 2.25% ), 4/20/28 ........ United States 3,874,248 3,863,594 0 .82
American Airlines, Inc., First Lien, Initial CME Term Loan ,
6.507% , ( 6-month SOFR + 2.25% ), 6/04/29 ........ United States 891,000 888,866 0 .19
5,239,043 1 .11
a a a a a a
Personal Care Products
f
Opal LLC, First Lien, CME Term Loan, B2 , 7.435% ,
( 6-month SOFR + 3.25% ), 4/23/32 ............... United States 1,500,000 1,508,348 0 .32
f
Pharmaceuticals
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing
CME Term Loan , 8.356% , ( 1-month SOFR + 4% ),
4/23/31 ................................... United States 366,687 368,016 0 .08
Organon & Co., First Lien, 2024 Refinancing Dollar CME
Term Loan , 6.599% , ( 1-month SOFR + 2.25% ), 5/19/31 United States 868,359 839,777 0 .18
g
Southern Veterinary Partners LLC, First Lien, 2025 New
CME Term Loan , 6.819% , ( 3-month SOFR + 2.5% ),
12/04/31 .................................. United States 672,198 673,143 0 .14
1,880,936 0 .40
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Professional Services
AlixPartners LLP, First Lien, CME Term Loan , 6.384% ,
( 12-month SOFR + 2.5% ), 8/02/32 ............... United States 2,513,089 $ 2,509,948 0 .53
CHG Healthcare Services, Inc., First Lien, Refinancing
CME Term Loan , 7.333% , ( 3-month SOFR + 3% ),
9/29/28 ................................... United States 1,591,653 1,592,894 0 .34
CoreLogic, Inc., First Lien, Initial CME Term Loan ,
7.971% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,566,667 2,563,869 0 .55
Dun & Bradstreet Corp. (The), First Lien, Incremental
CME Term Loan, B2 , 6.603% , ( 1-month SOFR
+ 2.25% ), 1/18/29 ........................... United States 792,926 793,493 0 .17
Ensemble RCM LLC, First Lien, CME Term Loan, B ,
7.28% , ( 3-month SOFR + 3% ), 8/01/29 ........... United States 269,905 271,461 0 .06
Grant Thornton Advisors LLC, First Lien, 2025
Incremental CME Term Loan , 6.856% , ( 1-month SOFR
+ 2.5% ), 6/02/31 ............................ United States 771,954 773,471 0 .16
Grant Thornton Advisors LLC, First Lien, 2025-2
Incremental CME Term Loan , 7.106% , ( 1-month SOFR
+ 2.75% ), 6/02/31 ........................... United States 1,700,000 1,705,533 0 .36
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
8.697% , ( 3-month SOFR + 4.25% ), 3/06/28 ........ United States 1,756,098 614,634 0 .13
Soliant Lower Intermediate LLC, First Lien, Initial CME
Term Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 United States 1,386,755 1,378,088 0 .29
WestJet Loyalty LP, First Lien, Initial CME Term Loan ,
7.546% , ( 3-month SOFR + 3.25% ), 2/14/31 ........ Canada 3,013,549 3,018,024 0 .64
15,221,415 3 .23
a a a a a a
Real Estate Management & Development
f
Cushman & Wakefield US Borrower LLC, First Lien,
2025-2 CME Term Loan , 7.106% , ( 1-month SOFR +
2.75% ), 1/31/30 ............................. United States 98,990 99,692 0 .02
Semiconductors & Semiconductor Equipment
f
MKS, Inc., First Lien, 2025-1 Dollar CME Term Loan, B ,
6.353% , ( 1-month SOFR + 2% ), 8/17/29 .......... United States 1,480,295 1,482,700 0 .32
f
Software
g
Azalea Topco, Inc., First Lien, Initial CME Term Loan ,
7.577% , ( 1-month SOFR + 3.25% ), 4/30/31 ........ United States 1,000,000 1,001,150 0 .21
Boxer Parent Co., Inc., First Lien, 2031 Replacement
Dollar CME Term Loan , 7.333% , ( 3-month SOFR +
3% ), 7/30/31 ............................... United States 897,750 898,800 0 .19
Central Parent LLC, First Lien, 2024 Refinancing CME
Term Loan , 7.546% , ( 3-month SOFR + 3.25% ), 7/06/29 United States 4,930,515 4,030,696 0 .86
Cloud Software Group, Inc., First Lien, Incremental CME
Term Loan, B , 8.046% , ( 3-month SOFR + 3.75% ),
3/21/31 ................................... United States 1,206,863 1,212,560 0 .26
Cloud Software Group, Inc., First Lien, Initial Dollar
CME Term Loan, B , 7.796% , ( 3-month SOFR + 3.5% ),
3/30/29 ................................... United States 3,496,738 3,506,669 0 .75
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.206% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,878,021 1,807,004 0 .38
Cloudera, Inc., Second Lien, Initial CME Term Loan ,
10.456% , ( 1-month SOFR + 6% ), 10/10/29 ......... United States 1,000,000 879,380 0 .19
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan ,
8.307% , ( 3-month SOFR + 4% ), 12/09/31 .......... United States 908,254 908,440 0 .19
ConnectWise LLC, First Lien, Initial CME Term Loan ,
8.057% , ( 3-month SOFR + 3.5% ), 9/29/28 ......... United States 783,756 787,467 0 .17

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Software (continued)
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing
CME Term Loan , 7.068% , ( 3-month SOFR + 2.75% ),
5/09/30 ................................... United States 1,885,570 $ 1,893,159 0 .40
Epicor Software Corp., First Lien, CME Term Loan, E ,
7.106% , ( 1-month SOFR + 2.75% ), 5/30/31 ........ United States 2,289,067 2,295,706 0 .49
Flexera Software LLC, First Lien, CME Term Loan, B3 ,
7.31% , ( 3-month SOFR + 3% ), 3/03/28 ........... United States 326,279 326,541 0 .07
Genesys Cloud Services, Inc., First Lien, 2025 Dollar
CME Term Loan , 6.856% , ( 1-month SOFR + 2.5% ),
1/30/32 ................................... United States 2,619,176 2,619,870 0 .56
IGT Holding IV AB, First Lien, CME Term Loan , 7.796% ,
( 3-month SOFR + 3.5% ), 8/29/31 ................ Sweden 987,459 997,956 0 .21
McAfee Corp., First Lien, CME Term Loan, B1 , 7.327% ,
( 1-month SOFR + 3% ), 3/01/29 ................. United States 4,920,688 4,768,959 1 .01
PointClickCare Technologies, Inc., First Lien, 2025
Commitment CME Term Loan , 7.082% , ( 3-month SOFR
+ 2.75% ), 11/03/31 ........................... Canada 663,333 664,786 0 .14
Polaris Newco LLC, First Lien, Dollar CME Term Loan ,
8.32% , ( 3-month SOFR + 3.75% ), 6/02/28 ......... United States 1,224,955 1,204,057 0 .26
Project Alpha Intermediate Holding, Inc., First Lien,
Second Amendment Refinancing CME Term Loan ,
7.546% , ( 3-month SOFR + 3.25% ), 10/28/30 ....... United States 2,328,039 2,336,479 0 .50
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 7.296% , ( 3-month SOFR + 3% ), 7/16/31 ...... United States 2,278,093 2,279,972 0 .48
g
Proofpoint, Inc., First Lien, CME Term Loan ,
6.785% , ( 12-month SOFR + 3% ), 8/31/28 .......... United States 444,444 445,696 0 .09
7.327% , ( 1-month SOFR + 3% ), 8/31/28 .......... United States 1,669,889 1,674,589 0 .36
Rocket Software, Inc., First Lien, CME Term Loan ,
8.106% , ( 1-month SOFR + 3.75% ), 11/28/28 ....... United States 1,550,647 1,556,345 0 .33
Sophos Holdings LLC, First Lien, Dollar CME Term Loan ,
7.971% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... United States 1,472,885 1,478,475 0 .31
Sovos Compliance LLC, First Lien, Amendment No.
2 Replacement CME Term Loan , 8.356% , ( 1-month
SOFR + 4% ), 8/13/29 ......................... United States 1,174,932 1,177,429 0 .25
UKG, Inc., First Lien, Initial CME Term Loan , 7.31% ,
( 3-month SOFR + 3% ), 2/10/31 ................. United States 6,535,748 6,542,480 1 .39
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5
CME Term Loan , 7.577% , ( 1-month SOFR + 3.25% ),
11/26/31 .................................. United States 573,057 573,452 0 .12
47,868,117 10 .17
a a a a a a
f
Specialty Retail
AIP RD Buyer Corp., First Lien, CME Term Loan , 8.327% ,
( 1-month SOFR + 4% ), 12/23/30 ................ United States 2,466,587 2,475,948 0 .53
h
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.427% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 5,077,709 3,452,842 0 .73
Great Outdoors Group LLC, First Lien, CME Term Loan,
B , 7.606% , ( 1-month SOFR + 3.25% ), 1/23/32 ...... United States 1,775,738 1,779,733 0 .38
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B ,
8.807% , ( 3-month SOFR + 4.25% ), 4/17/28 ........ United States 2,019,734 1,722,369 0 .37
Petco Health & Wellness Co., Inc., First Lien, Initial CME
Term Loan , 7.807% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 3,710,943 3,476,931 0 .74
RealTruck Group, Inc., First Lien, Initial CME Term Loan ,
8.221% , ( 1-month SOFR + 3.75% ), 1/31/28 ........ United States 619,179 573,601 0 .12
Specialty Building Products Holdings LLC, First Lien,
Initial CME Term Loan , 8.206% , ( 1-month SOFR +
3.75% ), 10/16/28 ............................ United States 691,071 671,310 0 .14

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
e
Senior Floating Rate Interests
(continued)
f
Specialty Retail (continued)
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 7.577% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 1,554,324 $ 1,554,021 0 .33
15,706,755 3 .34
a a a a a a
f
Textiles, Apparel & Luxury Goods
ABG Intermediate Holdings 2 LLC, First Lien, CME Term
Loan, B1 , 6.606% , ( 1-month SOFR + 2.25% ), 12/21/28 United States 1,166,522 1,165,793 0 .25
g
Beach Acquisition Bidco LLC, First Lien, CME Term Loan,
B , 7.316% , ( 12-month SOFR + 3.25% ), 6/25/32 ..... United States 101,095 101,853 0 .02
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
7.776% , ( 3-month SOFR + 3.5% ), 3/02/28 ......... United States 1,551,046 1,459,232 0 .31
Hanesbrands, Inc., First Lien, CME Term Loan, B ,
7.106% , ( 1-month SOFR + 2.75% ), 3/08/32 ........ United States 716,323 720,051 0 .15
3,446,929 0 .73
a a a a a a
Trading Companies & Distributors
f
Foundation Building Materials, Inc., First Lien, Term Loan ,
8.291% , ( 3-month SOFR + 4% ), 1/29/31 .......... United States 2,910,294 2,815,142 0 .60
Wireless Telecommunication Services
f
Crown Subsea Communications Holding, Inc., First Lien,
2025 CME Term Loan , 7.818% , ( 3-month SOFR +
3.5% ), 1/30/31 .............................. United States 1,501,799 1,513,693 0 .32
Total Senior Floating Rate Interests (Cost $ 405,998,757 ) ..................
398,980,471 84 .78
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 450,888,658 ) ........................
436,179,314 92 .68
a

Franklin Floating Rate Master Trust
Schedule of Investments
Franklin Floating Rate Master Series
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement , 4.328% , 8/01/25 (Maturity Value
$ 48,998,457 )
BNP Paribas Securities Corp. (Maturity Value $21,200,653)
Deutsche Bank Securities, Inc. (Maturity Value $6,596,662)
HSBC Securities (USA), Inc. (Maturity Value $21,201,142)
Collateralized by U.S. Government Agency Securities, 2% - 7.5%,
8/20/30 - 7/20/55; U.S. Treasury Bonds, Index Linked, 0.13%, 4/15/27;
and U.S. Treasury Notes, 0.38% - 4.49%, 8/15/25 - 1/31/30 (valued at
$ 50,029,358 ) ............................................. 48,992,566 $ 48,992,566 10 .41
Total Repurchase Agreements (Cost $ 48,992,566 ) ........................
48,992,566 10 .41
a a a
Total Short Term Investments (Cost $ 48,992,566 ) .........................
48,992,566 10 .41
a
Total Investments (Cost $ 499,881,224 ) ..................................
$485,171,880 103 .09
Other Assets, less Liabilities ...........................................
(14,550,515) ( 3 .09 )
Net Assets ...........................................................
$470,621,365 100.00
See Abbreviations on page 30 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $22,827,598, representing 4.9% of net assets.
e
See Note 1(e) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
Income may be received in additional securities and/or cash.
i
See Note 7 regarding unfunded loan commitments.
j
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $448,062,355
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 2,826,303
Cost - Unaffiliated repurchase agreements ...................................................... 48,992,566
Value - Unaffiliated issuers .................................................................. $433,455,924
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 2,723,390
Value - Unaffiliated repurchase agreements ...................................................... 48,992,566
Cash .................................................................................... 1,686,818
Receivables:
Investment securities sold ................................................................... 7,543,370
Dividends and interest ..................................................................... 3,536,696
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 309
Total assets .......................................................................... 497,939,073
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,946,175
Management fees ......................................................................... 189,873
Trustees' fees and expenses ................................................................. 974
Distributions to shareholders ................................................................. 3,089,444
Unrealized depreciation on unfunded loan commitments (Note 7 ) ....................................... 3,658
Accrued expenses and other liabilities ........................................................... 87,584
Total liabilities ......................................................................... 27,317,708
Net assets, at value ................................................................. $470,621,365
Net assets consist of:
Paid-in capital ............................................................................. $890,960,493
Total distributable earnings (losses) ............................................................. (420,339,128)
Net assets, at value ................................................................. $470,621,365
Shares outstanding ......................................................................... 66,928,309
Net asset value and maximum offering price per share ($ 470,621,365 ÷ 66,928,309 shares outstanding)
a
.......... $7.03
a
Net asset value per share may not recalculate due to rounding.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the year ended July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Master Series
Investment income:
Dividends: (net of foreign taxes of $94,899)
Unaffiliated issuers ........................................................................ $642,764
Non-controlled affiliates (Note 3 d ) ............................................................. 246,505
Interest:
Unaffiliated issuers ........................................................................ 37,917,762
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (10,074)
Non-controlled affiliates (Note 3 d ) ............................................................. 17,513
Total investment income ................................................................... 38,814,470
Expenses:
Management fees (Note 3 a ) ................................................................... 2,479,841
Custodian fees ............................................................................ 265
Reports to shareholders fees .................................................................. 1,827
Professional fees ........................................................................... 112,727
Trustees' fees and expenses .................................................................. 6,215
Other .................................................................................... 31,514
Total expenses ......................................................................... 2,632,389
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (152,527)
Net expenses ......................................................................... 2,479,862
Net investment income ................................................................ 36,334,608
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,445,562)
Non-controlled affiliates (Note 3 d ) ........................................................... (161,568)
Net realized gain (loss) .................................................................. (4,607,130)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 211,467
Non-controlled affiliates (Note 3 d ) ........................................................... 117,020
Translation of other assets and liabilities denominated in foreign currencies .............................. (3)
Unfunded loan commitments (Note 7 ) .......................................................... (8,415)
Net change in unrealized appreciation (depreciation) ............................................ 320,069
Net realized and unrealized gain (loss) ............................................................ (4,287,061)
Net increase (decrease) in net assets resulting from operations .......................................... $32,047,547

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Floating Rate Master Series
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $36,334,608 $40,570,410
Net realized gain (loss) ................................................. (4,607,130) (2,545,951)
Net change in unrealized appreciation (depreciation) ........................... 320,069 3,966,248
Net increase (decrease) in net assets resulting from operations ................ 32,047,547 41,990,707
Distributions to shareholders .............................................. (39,978,935) (42,942,066)
Capital share transactions (Note 2 ) .......................................... (36,382,859) 126,180,240
Net increase (decrease) in net assets ................................... (44,314,247) 125,228,881
Net assets:
Beginning of year ....................................................... 514,935,612 389,706,731
End of year ........................................................... $470,621,365 $514,935,612

Franklin Floating Rate Master Trust
Notes to Financial Statements
Franklin Floating Rate Master Series

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin Floating Rate Master Series (Fund).
The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund's shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on July 31, 2025.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At July 31, 2025, the
Fund had no securities on loan.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate loans
or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Fund. Facility fees are
recognized as income over the expected term of the loan.
Dividend income is recorded on the ex-dividend date except
for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. The Fund's
gross investment income is distributed to the owner daily
and paid monthly. Net capital gains (or losses) realized
by the Fund will not be distributed. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Shares Amount Shares Amount
Shares sold ................................... 32,955,931 $232,697,596 52,856,297 $380,607,512
Shares redeemed ............................... (38,206,471) (269,080,455) (35,328,448) (254,427,272)
Net increase (decrease) .......................... (5,250,540) $(36,382,859) 17,527,849 $126,180,240
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended July 31, 2025, the gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended July 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
of the Fund do not exceed 0.53% based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the
Board.
f. Other Affiliated Transactions
At July 31, 2025, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
At July 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2025, aggregated
$190,116,056 and $229,439,606, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,866,074 $— $(4,098,136) $(161,568) $117,020 $2,723,390 112,166 $246,505
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $— $30,615,000 $(30,615,000) $— $— $— — $17,513
Total Affiliated Securities ... $6,866,074 $30,615,000 $(34,713,136) $(161,568) $117,020 $2,723,390 $264,018
Cost of investments .......................................................................... $499,862,513
Unrealized appreciation ........................................................................ $2,655,112
Unrealized depreciation ........................................................................ (17,345,745)
Net unrealized appreciation (depreciation) .......................................................... $(14,690,633)
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
6. Credit Risk
At July 31, 2025, the Fund had 85.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At July 31, 2025, unfunded commitments were as follows:
8. Shareholder Distributions
For the year ended July 31, 2025, the Fund made the following distributions:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2025, the Fund did not use the
Global Credit Facility.
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Clydesdale Acquisition Holdings, Inc. $ 39,409
GC Ferry Acquisition I, Inc. 275,472
Signia Aerospace LLC 58,387
$ 373,26 8
Payment Date Amount Per Share
8/30/2024 $0.056649
9/30/2024 0.055759
10/31/2024 0.055825
11/29/2024 0.051812
12/31/2024 0.054829
1/31/2025 0.049595
2/28/2025 0.041382
3/31/2025 0.048571
4/30/2025 0.048504
5/30/2025 0.046210
6/30/2025 0.047668
7/31/2025 0.046252
Total $0.603056

Franklin Floating Rate Master Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Floating Rate Master Series
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ — $ 5,802,834 $ 5,802,834
Leisure Facilities ....................... — 24,667 — 24,667
Oil & Gas Exploration & Production ......... 1,822,723 — — 1,822,723
Management Investment Companies ......... 6,721,020 — — 6,721,020
Warrants .............................. — — 1 1
Corporate Bonds ........................ — 22,827,598 — 22,827,598
Senior Floating Rate Interests ............... — 398,980,471 — 398,980,471
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 48,992,566 — 48,992,566
Total Investments in Securities ........... $8,543,743 $470,825,302 $5,802,835 $485,171,880
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $309 $— $309
Total Other Financial Instruments ......... $— $309 $— $309
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $3,658 $— $3,658
Total Other Financial Instruments ......... $— $3,658 $— $3,658
a
Includes financial instruments determined to have no value.

Franklin Floating Rate Master Trust
Notes to Financial Statements

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Annual Report
Franklin Floating Rate Master Series
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2025, are as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ — $ — $ — $ 5,136,509 $ — $ — $ — $ 666,325 $ 5,802,834 $ 666,325
Warrants :
Machinery ......... 30 — — — — — — (29) 1 (29)
Escrows and Litigation
Trusts : —
b
— — — — — — — —
b
—
Total Investments in
Securities ............ $30 $— $— $5,136,509 $— $— $— $666,296 $5,802,835 $666,296
a
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Machinery. . . . . . . . . . . . $5,802,834 Market comparables Discount for lack of marketability
8.1% Decrease
EBITDA $35.5 mil Increase
EV/EBITDA multiple 8.0x Increase
All Other Investments . . . . 1
b,c
Total . . . . . . . . . . . . . .
............
$5,802,835
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
10. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements

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Annual Report
Franklin Floating Rate Master Series
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Franklin Floating Rate Master Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Floating Rate Master Trust and Shareholders of Franklin Floating Rate Master Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Floating Rate Master Series (the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July
31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent, private placement agents, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Floating Rate Master Trust

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN FLOATING RATE MASTER TRUST
Franklin Floating Rate Master Series
(Fund)
At an in-person meeting held on May 28-29, 2025 (Meeting), the Board of Trustees (Board) of Franklin Floating Rate Master
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Floating Rate Master Trust

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the
Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued
development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional loan participation funds. The
Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the three- and five-year periods was above the median of its Performance
Universe, but for the one- and 10-year periods was below the median of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board noted that the Fund does not offer its shares to the public and the Fund’s investor was exclusively an offshore Irish feeder fund. The Board concluded that the Fund’s performance was acceptable.

Franklin Floating Rate Master Trust

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Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each other fund in its Expense Group. The
Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 12 other loan participation funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a voluntary expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Floating Rate Master Trust

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Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4021-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Floating Rate Master Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 26, 2025